Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2018

A.	DATES	Begin	End	# days

1	Payment Date		4/16/2018
2	Collection Period	2/2/2018	3/31/2018	58
3	Monthly Interest Period-Actual	3/14/2018	4/15/2018	33
4	Monthly Interest - Scheduled	3/14/2018	4/14/2018	31

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	97,000,000.00	97,000,000.00	-	-	31,618,016.81	65,381,983.19	0.6740411
6	Class A-2 Notes	292,000,000.00	292,000,000.00	-	-	-	292,000,000.00	1.0000000
7	Class A-3 Notes	291,000,000.00	291,000,000.00	-	-	-	291,000,000.00	1.0000000
8	Class A-4 Notes	80,774,000.00	80,774,000.00	-	-	-	80,774,000.00	1.0000000
9	Total Class A Notes	760,774,000.00	760,774,000.00	-	-	31,618,016.81	729,155,983.19
10	Class B Notes	39,794,000.00	39,794,000.00	-	-	-	39,794,000.00	1.0000000

11	Total Notes	$800,568,000.00	800,568,000.00	$0.00	$0.00	$31,618,016.81	768,949,983.19

	Overcollateralization
12	Exchange Note	42,135,991.43	42,135,991.43				48,726,017.78
13	Series 2018-A Notes	93,633,776.83	93,633,776.83				94,073,373.62

14	Total Overcollateralization	135,769,768.26	135,769,768.26				142,799,391.40
15	Total Target Overcollateralization	$149,814,042.92	149,814,042.92				149,814,042.92

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes		1.95000%	173,387.50	1.7875000	31,618,016.81	325.9589362	0.00
17	Class A-2 Notes		2.59000%	651,241.11	2.2302778	0.00	0.0000000	0.00
18	Class A-3 Notes		2.83000%	709,150.83	2.4369444	0.00	0.0000000	0.00
19	Class A-4 Notes		2.94000%	204,492.84	2.5316666	0.00	0.0000000	0.00
20	Total Class A Notes			1,738,272.28	2.2848734	31,618,016.81	41.5603278	0.00
21	Class B Notes		3.06000%	104,857.19	2.6350000	0.00	0.0000000	0.00

22	Totals			1,843,129.47	2.3022772	31,618,016.81	39.4944799	0.00

		Initial Balance	Beginning Balance	Ending Balance
23	Exchange Note Balance	894,201,776.83	894,201,776.83	863,023,356.81

		894,202,568.69

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	6.50%	6.50%
25	Aggregate Securitization Value	936,337,768.26	911,749,374.59
26	Aggregate Base Residual Value (Not Discounted)	677,000,005.72	670,685,414.29

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	-	-
28	Turn-in Ratio on Scheduled Terminations			-

		Units	Securitization Value
29	Securitization Value — Beginning of Period	37,134	936,337,768.26
30	Depreciation/Payments		(15,671,444.96)
31	Gross Credit Losses	(24)	(527,947.79)
32	Early Terminations — Regular	(5)	(128,162.76)
33	Scheduled Terminations — Returned	(6)	(115,279.21)
34	Payoff Units & Lease Reversals	(274)	(8,145,558.95)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	36,825	911,749,374.59

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2018

C.	SERVICING FEE

37	Servicing Fee Due	1,534,553.56

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	1,534,553.56

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,681,688.84
41	Beginning Reserve Account Balance	4,681,688.84
42	Ending Reserve Account Balance	4,681,688.84

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	36,625	99.57%	906,625,999.33
44	31 - 60 Days Delinquent	134	0.36%	3,426,511.95
45	61 - 90 Days Delinquent	25	0.07%	650,698.91
46	91 -120 Days Delinquent	0	0.00%	0.00
47	121+ Days Delinquent	0	0.00%	0.00

48	Total	36,784	100.00%	910,703,210.19

49	Total 61+ Delinquent as % End of Period Securitization Value				0.07%
50	Delinquency Trigger Occurred				NO

51	Prepayment Speed (1 Month)				0.84%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	11	243,441.97
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(237,482.19)
54	Less: Excess Wear and Tear Received in Current Period		(150.00)
55	Less: Excess Mileage Received in Current Period		-

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		5,809.78

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		0.01%
58	Prior Period Net Residual Losses/(Gains) Ratio		N/A
59	Second Prior Period Net Residual Losses/(Gains) Ratio		N/A
60	Third Prior Period Net Residual Losses/(Gains) Ratio		N/A
61	Four Month Average		N/A

62	Beginning Cumulative Net Residual Losses		-
63	Current Period Net Residual Losses		5,809.78

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		5,809.78

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	24	527,947.79
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(536,987.62)

68	Current Period Net Credit Losses/(Gains)		(9,039.83)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		-0.01%
70	Prior Period Net Credit Losses/(Gains) Ratio		N/A
71	Second Prior Period Net Credit Losses/(Gains) Ratio		N/A
72	Third Prior Period Net Credit Losses/(Gains) Ratio		N/A
73	Four Month Average		N/A

74	Beginning Cumulative Net Credit Losses		-
75	Current Period Net Credit Losses		(9,039.83)

76	Ending Cumulative Net Credit Losses		(9,039.83)

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2018

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

78	Lease Payments Received	25,411,464.79
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	123,373.21
80	Liquidation Proceeds, Recoveries & Expenses	98,379.90
81	Insurance Proceeds	438,607.72
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	114,258.98
83	Payoff Payments	8,862,842.19
84	All Other Payments Received	-

85	Collected Amounts	35,048,926.79

86	Investment Earnings on Collection Account	20,268.47

87	Total Collected Amounts - Available for Distribution	35,069,195.26

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	1,534,553.56
89	Interest on the Exchange Note - to the Trust Collection Account	2,356,221.68
90	Principal on the Exchange Note - to the Trust Collection Account	31,178,420.02
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	-
92	Remaining Funds Payable to Trust Collection Account	-

93	Total Distributions	35,069,195.26

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	33,534,641.70

95	Investment Earnings on Reserve Account	3,232.26

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	33,537,873.96

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	76,727.68
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	1,738,272.28
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	104,857.19
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	31,618,016.81
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificate holder	-

108	Total Distributions	33,537,873.96

	CREDIT RISK RETENTION INFORMATION

109	The fair value of the Notes and the Certificates on the Closing Date is summarized below. The totals in the table may not sum due to rounding:

		Fair Value	Fair Value
110	Class of Securities	(in millions)	(as a percentage)
111	Class A Notes	$760.71	82.67%
112	Class B Notes	$39.79	4.32%
113	Certificates	$119.66	13.00%
114	Total	$920.16	100.00%

115	The fair value of the Certificates is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.